Consolidated Statements of Changes in (Deficiency) Equity	CAD ($)	USD ($)	Share Capital USD ($) shares	Share-Based Payments Reserve USD ($)	Investment Revaluation Reserve USD ($)	Share Warrants Reserve USD ($)	Deficit USD ($)
Balance, shares at Apr. 01, 2019 | shares			170,602,894
Balance, amount at Apr. 01, 2019		$ (542,918)	$ 64,041,556	$ 2,202,640	$ 19,519	$ 2,882,923	$ (69,689,556)
Statement [Line Items]
Net loss for the year		(1,253,534)					(1,253,534)
Other comprehensive (loss) for the year		(11,234)			(11,234)
Total comprehensive loss		(1,264,768)			(11,234)		(1,253,534)
Issuance of share purchase warrants		490,449				490,449
Issuance of common shares pursuant to property agreements, shares | shares			5,000,000
Issuance of common shares pursuant to property agreements, amount		300,000	$ 300,000
Equity-settled share-based compensation		42,124		42,124
Gain on disposition of equity investments at FVTOCI					5,476		(5,476)
Balance, amount at Mar. 31, 2020		(975,113)	$ 64,341,556	2,244,764	13,761	3,373,372	(70,948,566)
Balance, shares at Mar. 31, 2020 | shares			175,602,894
Statement [Line Items]
Total comprehensive loss	$ 734,261
Balance, amount at Mar. 31, 2021	26,936	26,936	$ 64,744,721	2,262,652	(612,677)	3,220,107	(69,587,867)
Balance, shares at Mar. 31, 2021 | shares			180,602,894
Balance, shares at Apr. 01, 2020 | shares			175,602,894
Balance, amount at Apr. 01, 2020		(975,113)	$ 64,341,556	2,244,764	13,761	3,373,372	(70,948,566)
Statement [Line Items]
Net loss for the year		1,360,699					1,360,699
Other comprehensive (loss) for the year		(626,438)			(626,438)
Total comprehensive loss		734,261			(626,438)		1,360,699
Equity-settled share-based compensation		17,888		17,888
Shares issued through exercise of warrants, amount		249,900	$ 403,165			(153,265)
Shares issued through exercise of warrants, shares | shares			5,000,000
Balance, amount at Mar. 31, 2021	26,936	26,936	$ 64,744,721	2,262,652	(612,677)	3,220,107	(69,587,867)
Balance, shares at Mar. 31, 2021 | shares			180,602,894
Statement [Line Items]
Total comprehensive loss	(1,078,937)
Balance, amount at Mar. 31, 2022	(628,423)	(628,423)	$ 65,228,921	2,386,230	(1,327,802)	3,035,907	(69,951,679)
Balance, shares at Mar. 31, 2022 | shares			186,602,894
Balance, shares at Apr. 01, 2021 | shares			180,602,894
Balance, amount at Apr. 01, 2021		26,936	$ 64,744,721	2,262,652	(612,677)	3,220,107	(69,587,867)
Statement [Line Items]
Net loss for the year		(363,812)					(363,812)
Other comprehensive (loss) for the year		(715,125)			(715,125)
Total comprehensive loss		(1,078,937)			(715,125)		(363,812)
Equity-settled share-based compensation		123,578		123,578
Shares issued through exercise of warrants, amount		300,000	$ 484,200			(184,200)
Shares issued through exercise of warrants, shares | shares			6,000,000
Balance, amount at Mar. 31, 2022	$ (628,423)	$ (628,423)	$ 65,228,921	$ 2,386,230	$ (1,327,802)	$ 3,035,907	$ (69,951,679)
Balance, shares at Mar. 31, 2022 | shares			186,602,894